Embedded Derivative Conversion Options and Call Option Derivative Liability	12 Months Ended
Dec. 31, 2013
Embedded Derivative Conversion Options and Call Option Derivative Liability [Abstract]
Embedded Derivative Conversion Options and Call Option Derivative Liability
(11)	Embedded Derivative Conversion Options and Call Option Derivative Liability

The Company accounts for Conversion Options on the 2012 and 2013 Convertible Notes in accordance with ASC 815, Derivatives and Hedging (ACS 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a derivative financial instrument.  These Conversion Options are classified with debt on the balance sheet and remeasured to fair value at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The Company also accounted for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument was considered a free-standing financial instrument that met the criteria of a derivative under the guidance.  The change in fair value as of each reporting date was recorded on the Statement of Operations and Comprehensive Loss.  On June 28, 2013, $18,576,000 of the Call Option was exercised in connection with the 2013 Financing.  The remaining $1,424,000 unexercised portion of the Call Option expired on June 30, 2013.

On October 2, 2012, the Company issued the 2012 Convertible Notes as discussed in Note 9 and classified the fair value of the Conversion Option and Call Option as a derivative liability. The Company will continue to re-measure their fair values at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The fair value of the Conversion Options and Call Option as of December 31, 2012 and the Conversion Options as of December 31, 2013, was determined using a risk-neutral framework within a Monte Carlo analysis. The valuation of the Conversion Options and Call Option is subjective and is affected by changes in inputs to the valuation model including the assumptions regarding the aggregate value of the Company’s debt and equity instruments; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions or Major Transactions (as defined in the agreements); the historical and prospective volatility in the value of the company’s debt and equity instruments; risk-free rates based on U.S. Treasury security yields; and the Company’s dividend yield. In performing the valuation of the Conversion Options and Call Option, the Company believed the common stock price had not fully adjusted for the potential future dilution from this private placement. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.02 per share as of December 31, 2012 and December 31, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011, 2012 and 2013. Changes in these assumptions can materially affect the fair value estimate.

The following table summarizes the calculated aggregate fair values using a risk-neutral framework within a Monte Carlo analysis of the Conversion Options as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative Liability
	Conversion Option-2012 Notes		Conversion Option-2013 Notes
	December 31, 2012	December 31, 2013	June 30, 2013	December 31, 2013
Calculated aggregate value (in thousands)	$276	$101	$732	$125
Equity volatility	115%	120%	120%	120%
Asset volatility	90%	95%	90%	95%
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%
Weighted average risk-free interest rate	0.3%	0.2%	0.3%	0.2%
Dividend yield	None	None	None	None